Cash	6 Months Ended
Jun. 30, 2023
Cash [Abstract]
Cash
3.	Cash

Cash represent cash on hand and demand deposits placed with banks, which are unrestricted as to withdrawal or use. Cash primarily consist of the following currencies:

	As of June 30, 2023	As of December 31, 2022
	In thousands of USD
RMB	$18,811	$22,597
HKD	1	1
Total	$18,812	$1